UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-08134
Eaton Vance Municipals Trust II
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	January 31
Date of Reporting Period:	October 31, 2005

Item 1. Schedule of Investments

Eaton Vance Florida Insured Municipals Fund                                                                         as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.2%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 4.0%
$1,000	Highland County, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	$1,005,470
250	Highland County, Health Facilities Authority, (Adventist Health System), 5.375%, 11/15/35	257,890
500	Orange County, Health Facilities Authority, (Nemours Foundation), 5.00%, 1/1/35	514,225
		$1,777,585
Housing — 0.8%
45	Manatee County, HFA, SFMR, (GNMA), (AMT), 6.875%, 11/1/26	45,739
310	Pinellas County, HFA, SFMR, (GNMA), (AMT), 5.80%, 3/1/29	317,800
		$363,539
Insured-Education — 2.3%
1,000	Florida State University, System Improvement Revenue, (AMBAC), 4.50%, 7/1/23	998,130
		$998,130
Insured-Electric Utilities — 8.7%
1,000	Jacksonville Electric Authority, Electric System Revenue (FSA), 4.75%, 10/1/33	1,003,910
1,100	Jacksonville Electric Authority, Electric System Revenue (FSA), 4.75%, 10/1/34	1,104,301
600	Puerto Rico Electric Power Authority, (FSA), Variable Rate, 7.58%, 7/1/29 (1)(2)	680,148
750	Puerto Rico Electric Power Authority, (MBIA), 5.00%, 7/1/32	774,285
200	Puerto Rico Electric Power Authority, (MBIA), Variable Rate, 10.675%, 7/1/16 (1)(3)	273,888
		$3,836,532
Insured-Escrowed/Prerefunded — 4.6%
1,160	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 0.00%, 10/1/19	622,746
1,000	Dade County, Professional Sports Franchise, (MBIA), Escrowed to Maturity, 5.25%, 10/1/30	1,106,040
250	Puerto Rico Public Finance Corp., (AMBAC), Prerefunded to 6/1/08, Variable Rate, 7.03%, 6/1/26 (1)(2)	275,527
		$2,004,313

1

Insured-General Obligations — 5.4%
$1,000	Florida Board of Education, Capital Outlay, (Public Education), (MBIA), 5.00%, 6/1/32 (4)	$1,028,360
1,000	Pembroke Pines, (MBIA), 4.50%, 9/1/31	963,390
330	Puerto Rico, (FSA), Variable Rate, 7.739%, 7/1/27 (1)(3)	392,654
		$2,384,404
Insured-Hospital — 10.9%
1,020	Brevard County, Health Facilities Authority, (Health First, Inc.), (MBIA), 5.125%, 4/1/31	1,047,999
250	Jacksonville, Economic Development Commission Health Care, (Mayo Clinic), (MBIA), 5.50%, 11/15/36	269,007
350	Miami Dade County, Health Facilities Authority, (Miami Children’s Hospital), (AMBAC), 5.125%, 8/15/26	362,547
1,000	Sarasota County, Public Hospital Board, (Sarasota Memorial Hospital), (MBIA), 5.50%, 7/1/28	1,132,650
1,900	South Miami, Health Facility Authority Hospital Revenue, (Baptist Health), (AMBAC), 5.25%, 11/15/33	1,985,386
		$4,797,589
Insured-Housing — 3.5%
1,000	Florida HFA, (Mariner Club Apartments), (AMBAC), (AMT), 6.375%, 9/1/36	1,028,480
500	Florida HFA, (Spinnaker Cove Apartments), (AMBAC), (AMT), 6.50%, 7/1/36	513,775
		$1,542,255
Insured-Lease Revenue / Certificates of Participation — 1.2%
500	Broward County, School Board, Certificates of Participation, (FSA), 5.00%, 7/1/26	514,665
		$514,665
Insured-Miscellaneous — 4.1%
500	St. John’s County, IDA, (Professional Golf), (MBIA), 5.00%, 9/1/23	520,205
1,250	Village Center Community Development District, (MBIA), 5.00%, 11/1/32	1,282,612
		$1,802,817
Insured-Solid Waste — 1.2%
500	Dade County Resource Recovery Facilities, (AMBAC), (AMT), 5.50%, 10/1/13	517,990
		$517,990

2

Insured-Special Assessment Revenue — 3.9%
$345	Celebration Community Development District, (MBIA), 5.125%, 5/1/20	$362,295
750	Crossings at Fleming Island Community Development District, (MBIA), 5.80%, 5/1/16	824,865
490	Julington Creek, Plantation Community Development District, (MBIA), 5.00%, 5/1/29	504,034
		$1,691,194
Insured-Special Tax Revenue — 18.3%
415	Dade County, Special Obligations, Residual Certificates, (AMBAC), Variable Rate, 9.095%, 10/1/35 (1)(3)	427,226
1,580	Jacksonville Sales Tax, (AMBAC), 5.00%, 10/1/30	1,614,397
500	Jacksonville, Capital Improvement Revenue, (Stadium), (AMBAC), 4.75%, 10/1/25	503,360
5,055	Miami Dade County, (MBIA), 0.00%, 10/1/36	999,828
1,250	Miramar Capital Improvements, (MBIA), 4.50%, 10/1/35	1,199,925
300	Orange County, Tourist Development Tax, (AMBAC), Variable Rate, 9.47%, 10/1/30 (1)(3)	330,759
340	Sunrise Public Facilities Sales Tax, (MBIA), 0.00%, 10/1/15	220,925
1,625	Tampa, Utility Tax, (AMBAC), 0.00%, 4/1/21	792,789
1,950	Tampa, Utility Tax, (AMBAC), 0.00%, 10/1/21	929,448
1,000	Volusia County, Tourist Development Tax, (FSA), 5.00%, 12/1/34	1,032,010
		$8,050,667
Insured-Transportation — 11.9%
500	Dade County Aviation Facilities, (Miami International Airport), (FSA), (AMT), 5.125%, 10/1/22	508,290
500	Dade County, Seaport, (MBIA), 5.125%, 10/1/16	517,795
400	Greater Orlando, FL, Aviation Authority, (FGIC), (AMT), Variable Rate, 8.794%, 10/1/18 (1)(3)	443,472
500	Puerto Rico Highway and Transportation Authority, (MBIA), 4.75%, 7/1/38	505,910
750	Puerto Rico Highway and Transportation Authority, (MBIA), 5.00%, 7/1/36	781,447
150	Puerto Rico Highway and Transportation Authority, (MBIA), 5.50%, 7/1/36	165,666
580	Tampa-Hillsborough County Expressway Authority, (AMBAC), 4.00%, 7/1/34	507,384
500	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/32	513,090
1,250	Tampa-Hillsborough County Expressway Authority, (FGIC), 5.00%, 7/1/35	1,282,325
		$5,225,379

3

Insured-Water and Sewer — 17.4%
$250	Florida Governmental Utility Authority, (Barefoot Bay Utility System), (AMBAC), 5.00%, 10/1/29	$255,835
1,000	Jacksonville, Water and Sewer, (AMBAC), (AMT), 6.35%, 8/1/25	1,022,200
1,000	Lee County, IDA, (Bonita Springs Utilities), (MBIA), (AMT), 6.05%, 11/1/20	1,033,750
1,000	Marco Island, Utility System, (MBIA), 5.00%, 10/1/24	1,039,910
500	Marco Island, Utility System, (MBIA), 5.00%, 10/1/27	517,655
1,000	Marion County, Utility System, (FGIC), 5.00%, 12/1/31	1,024,210
1,000	Marion County, Utility System, (MBIA), 5.00%, 12/1/28	1,034,560
1,000	Sunrise Utility System, (AMBAC), 5.00%, 10/1/28	1,050,040
250	Tallahassee, Consolidated Utility System, (FGIC), 5.50%, 10/1/19	282,708
375	Tampa Bay, Water Utility System, (FGIC), Variable Rate, 6.49%, 10/1/27 (1)(2)	387,608
		$7,648,476
Total Tax-Exempt Investments — 98.2% (identified cost $41,164,141)		$43,155,535
Other Assets, Less Liabilities — 1.8%		$774,734
Net Assets — 100.0%		$43,930,269

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Florida municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2005, 95.0% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 9.1% to 43.4% of total investments.

At October 31, 2005, the Fund’s insured securities by financial institution are as follows:

	Market	% of
	Value	Market Value
American Municipal Bond Assurance Corp. (AMBAC)	$13,115,273	30.4%
Financial Guaranty Insurance Corp. (FGIC)	3,933,413	9.1%
Financial Security Assurance (FSA)	5,235,978	12.1%
Municipal Bond Insurance Association (MBIA)	18,729,747	43.4%
	$41,014,411	95.0%

4

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $3,211,282 or 7.3% of the Fund’s net assets.

(2)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at October 31, 2005, is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
12/05	90 U.S Treasury Bond	Short	$(10,529,616)	$(10,077,187)	$452,429

At October 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$41,107,576
Gross unrealized appreciation	$2,184,358
Gross unrealized depreciatibon	(136,399)
Net unrealized appreciation	$2,047,959

5

Eaton Vance Hawaii Municipals Fund                                                                                         as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 98.5%

Principal
Amount
(000’s omitted)	Security	Value
Electric Utilities — 1.7%
$500	Puerto Rico Electric Power Authority, 0.00%, 7/1/17	$305,770
		$305,770
Escrowed / Prerefunded — 4.4%
750	Honolulu, Escrowed to Maturity, 4.75%, 9/1/17	796,395
		$796,395
General Obligations — 7.0%
575	Maui County, 5.00%, 3/1/21	600,628
200	Maui County, 5.50%, 3/1/19	216,414
285	Puerto Rico, 0.00%, 7/1/15	187,479
250	Puerto Rico, 5.00%, 7/1/34	251,292
		$1,255,813
Hospital — 3.1%
100	Hawaii Department of Budget and Finance, (Hawaii Pacific Health), 5.60%, 7/1/33	103,139
300	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.35%, 7/1/18	302,301
150	Hawaii Department of Budget and Finance, (Wilcox Memorial Hospital), 5.50%, 7/1/28	149,890
		$555,330
Housing — 2.5%
415	Guam Housing Corp., Single Family, (AMT), 5.75%, 9/1/31	452,450
		$452,450
Industrial Development Revenue — 1.8%
360	Hawaii Department of Transportation Special Facilities, (Continental Airlines), (AMT), 7.00%, 6/1/20	323,770
		$323,770
Insured-Education — 8.6%
500	Hawaii State Housing Development Corp., (University of Hawaii), (AMBAC), 5.65%, 10/1/16	505,960
240	University of Hawaii Board of Regents, University System, (FSA), 5.00%, 10/1/18	252,449
250	University of Hawaii Board of Regents, University System, (FSA), 5.25%, 10/1/16	269,107
100	University of Hawaii Board of Regents, University System, (FSA), 5.25%, 10/1/17	107,478
400	University of Puerto Rico, (MBIA), 5.375%, 6/1/30	404,324
		$1,539,318

1

Insured-Electric Utilities — 6.0%
$250	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (AMBAC), (AMT), 5.75%, 12/1/18 (1)	$268,107
500	Hawaii Department of Budget and Finance, (Hawaii Electric Co.), (FGIC), (AMT), 4.80%, 1/1/25	494,105
300	Puerto Rico Electric Power Authority, (CIFG), 5.00%, 7/1/29	312,471
		$1,074,683
Insured-Escrowed/Prerefunded — 6.7%
100	Hawaii Airports System, (MBIA), (AMT), Escrowed to Maturity, 6.90%, 7/1/12	113,375
375	Hawaii, (MBIA), Prerefunded to 4/1/08, 5.00%, 4/1/17	393,907
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 6.606%, 7/1/28 (2)(3)	328,074
210	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.782%, 7/1/28 (2)(4)	239,478
100	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 9.169%, 7/1/32 (2)(4)	122,932
		$1,197,766
Insured-General Obligations — 20.8%
350	Hawaii County, (FGIC), 5.125%, 7/15/21	370,622
350	Hawaii County, (FGIC), 5.55%, 5/1/10	379,512
375	Hawaii, (FSA), 5.125%, 2/1/22	395,557
1,000	Hawaii, (MBIA), 5.25%, 5/1/24	1,068,140
345	Honolulu, City & County, (MBIA), 5.25%, 3/1/28	363,965
500	Kauai County, (FGIC), 5.00%, 8/1/29 (5)	517,325
400	Kauai County, (MBIA), 5.00%, 8/1/24 (1)	415,240
200	Puerto Rico, (FSA), Variable Rate, 7.739%, 7/1/27 (2)(4)	237,972
		$3,748,333
Insured-Special Tax Revenue — 3.5%
210	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	69,737
800	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/43	123,472
2,675	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	434,313
		$627,522
Insured-Transportation — 16.2%
700	Hawaii Airports System, (FGIC), (AMT), 5.25%, 7/1/21	722,001
250	Hawaii Highway, (FSA), 5.00%, 7/1/22	258,005
900	Hawaii, State Harbor Revenue, (FSA), (AMT), 5.00%, 1/1/23	917,379
1,000	Puerto Rico Highway and Transportation Authority, (FSA), 4.75%, 7/1/38	1,011,820
		$2,909,205

2

Insured-Water and Sewer — 11.8%
$1,000	Honolulu, City and County Board Water Supply Systems, (FSA), 5.25%, 7/1/31 (6)	$1,050,240
1,000	Honolulu, City and County Wastewater Systems, (FGIC), 0.00%, 7/1/18	557,600
500	Honolulu, City and County Wastewater Systems, (FGIC), 5.00%, 7/1/25	521,185
		$2,129,025
Other Revenue — 1.4%
200	Puerto Rico Infrastructure Financing Authority, Variable Rate, 8.378%, 10/1/34 (2)(4)	251,586
		$251,586
Special Tax Revenue — 1.4%
250	Virgin Islands Public Facilities Authority, 5.625%, 10/1/25	257,588
		$257,588
Transportation — 1.6%
250	Hawaii Highway Revenue, 5.50%, 7/1/18	280,220
		$280,220
Total Tax-Exempt Investments — 98.5% (identified cost $16,667,272)		$17,704,774
Other Assets, Less Liabilities — 1.5%		$268,162
Net Assets — 100.0%		$17,972,936

AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association

The Fund invests primarily in debt securities issued by Hawaii municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2005, 74.7% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 25.4% of total investments.

3

(1)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(2)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $1,180,042 or 6.6% of the Fund’s net assets.

(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(5)	When-issued security.
(6)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at October 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/05	40 U.S. Treasury Bond	Short	$(4,679,830)	$(4,478,750)	$201,080

At October 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$16,626,720
Gross unrealized appreciation	$1,148,585
Gross unrealized depreciation	(70,531)
Net unrealized appreciation	$1,078,054

4

Eaton Vance High Yield Municipals Fund                                                                                   as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.7%

Principal
Amount
(000’s omitted)	Security	Value
Cogeneration — 2.1%
$7,000	Maryland Energy Cogeneration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$7,107,170
1,910	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 5.875%, 9/1/20	1,921,536
4,820	Ohio Water Development Authority, Solid Waste Disposal, (Bay Shore Power), (AMT), 6.625%, 9/1/20	4,983,205
2,050	Pennsylvania Economic Development Financing, (Colver), (AMT), 5.125%, 12/1/15	2,049,897
		$16,061,808
Education — 0.7%
3,000	California Educational Facilities Authority, Stanford University, Residual Certificates, Variable Rate, 12.27%, 12/1/32 (1)(2)	3,615,540
2,000	New Hampshire HEFA, (Colby-Sawyer College), 7.50%, 6/1/26	2,064,840
		$5,680,380
Electric Utilities — 4.4%
3,000	Brazos River Authority, TX, PCR (Texas Energy Co.), (AMT), 6.75%, 4/1/38	3,377,220
1,250	Connecticut Development Authority, (Connecticut Light and Power), Variable Rate, 8.173%, 9/1/28 (1)(3)	1,415,225
2,500	Connecticut Development Authority, (Western Mass Electric), Variable Rate, 8.173%, 9/1/28 (1)(3)	2,830,450
4,000	Matagorda County, TX, Navigation District No.1, (Reliant Energy), 8.00%, 5/1/29	4,356,480
3,965	Matagorda County, TX, Navigation District No.1, (Reliant Energy), (AMT), 5.95%, 5/1/30	4,034,784
1,500	Mississippi Business Finance Corp., (System Energy Resources, Inc.), 5.90%, 5/1/22	1,527,750
3,750	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	4,016,550
7,700	Pennsylvania EDA, (Reliant Energy, Inc.), (AMT), 6.75%, 12/1/36	8,247,316
3,000	Puerto Rico Electric Power Authority, 5.25%, 7/1/31	3,105,000
		$32,910,775
Escrowed / Prerefunded — 4.8%
25,000	Bakersfield, CA, (Bakersfield Assisted Living Center), Escrowed to Maturity, 0.00%, 4/15/21	12,010,500
2,500	California Health Facilities Financing Authority, (Cedars Sinai Medical Center), Prerefunded to 12/1/09, Variable Rate, 8.836%, 12/1/34 (1)(3)	3,097,050

$4,300	Capital Trust Agency, FL, (Seminole Tribe Convention), Prerefunded to 10/1/12, 8.95%, 10/1/33	$5,328,259
9,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	4,181,710
3,500	Dawson Ridge, CO, Metropolitan District #1, Escrowed to Maturity, 0.00%, 10/1/22	1,540,630
3,685	Forsyth County, GA, Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.25%, 10/1/18 (4)	4,266,567
5,250	Northwest Arkansas Regional Airport Authority, (AMT), Prerefunded to 2/1/08, 7.625%, 2/1/27	5,769,382
		$36,194,098
General Obligations — 5.2%
3,390	California, 4.625%, 5/1/30	3,276,638
1,195	California, 5.00%, 2/1/32	1,212,005
2,250	California, 5.25%, 2/1/30	2,343,757
2,000	California, 5.25%, 2/1/33	2,073,240
15,420	California, 5.25%, 4/1/34 (5)	16,074,116
2,700	California, (AMT), 5.05%, 12/1/36	2,715,363
3,440	Georgia, 2.00%, 12/1/23	2,354,886
3,000	New York, NY, Variable Rate, 8.472%, 6/1/28 (1)(2)	3,449,970
5,000	Puerto Rico, Variable Rate, 7.467%, 7/1/29 (1)(3)	6,111,650
		$39,611,625
Health Care-Miscellaneous — 2.5%
2,845	Illinois Development Finance Authority, (Community Rehabilitation Providers), 5.60%, 7/1/19	2,913,735
1,128	Osceola County, FL, IDA, Community Provider Pooled Loan-93, 7.75%, 7/1/17	1,128,914
2,160	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 6.75%, 12/1/36	2,229,444
1,114	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	1,154,454
921	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.00%, 12/1/36	954,812
2,010	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.75%, 12/1/36	2,126,193
1,690	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 7.90%, 12/1/36	1,815,213
317	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.25%, 12/1/36	336,924

$720	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.375%, 12/1/36	$747,865
1,995	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.50%, 12/1/36	2,017,577
837	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.70%, 12/1/36	870,908
1,675	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.81%, 9/1/36	1,747,745
502	Tax Revenue Exempt Securities Trust, Community Health Provider, (Pooled Loan Program Various States Trust Certificates), 8.875%, 12/1/36	524,268
		$18,568,052
Hospital — 8.6%
650	California Health Facilities Financing Authority, (Cedars Sinai Medical Center), 5.00%, 11/15/34	655,245
3,500	California Health Facilities Financing Authority, Variable Rate, 6.87%, 11/15/34 (1)(3)	3,556,525
2,350	California Statewide Communities Development Authority, (Daughters of Charity Health System), 5.25%, 7/1/30	2,386,331
2,190	Chautauqua County, NY, IDA, (Women’s Christian Association), 6.40%, 11/15/29	2,279,900
600	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.20%, 1/1/25	613,224
875	Gaylord, MI, Hospital Finance Authority, (Otsego Memorial Hospital Association), 6.50%, 1/1/37	899,080
1,000	Henderson, NV, Health Care Facility, 5.625%, 7/1/24	1,061,870
9,250	Highlands County, FL, Health Facilities Authority, (Adventist Health System), 5.00%, 11/15/35	9,300,598
2,000	Hillsborough County, FL, IDA, (Tampa General Hospital), 5.25%, 10/1/28	2,057,940
4,810	Macomb County, MI, Hospital Finance Authority, (Mount Clemens General Hospital), 5.875%, 11/15/34	4,862,621
2,500	Maple Grove, MN, Health Care, (North Memorial Health Care), 5.00%, 9/1/35	2,508,900
7,000	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.375%, 7/1/23	7,294,770
2,000	Maricopa County, AZ, IDA, (Catholic Healthcare), 5.50%, 7/1/26	2,090,240
4,890	Montgomery County, PA, Higher Education and Health Authority, (Catholic Health East), 5.375%, 11/15/34	5,075,233
2,000	New Hampshire HEFA, (Littleton Hospital), 6.00%, 5/1/28	2,040,980
2,000	New Jersey Health Care Facilities Financing Authority, (Trinitas Hospital), 7.50%, 7/1/30	2,225,480

$2,560	Oneida County, NY, Industrial Development Agency, (Elizabeth Medical Center), 6.00%, 12/1/29	$2,632,371
875	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/13 (6)	79,625
5,900	Prince George’s County, MD, (Greater Southeast Healthcare System), 6.375%, 1/1/23 (6)	536,900
4,890	St. Mary Hospital Authority, PA, (Catholic Health East), 5.375%, 11/15/34	5,075,233
3,410	Washington County, AR, Hospital, (Regional Medical Center), 5.00%, 2/1/35	3,308,791
1,400	Wisconsin HEFA, (Vernon Memorial Healthcare, Inc.), 5.10%, 3/1/25	1,375,416
2,800	Wisconsin HEFA, (Vernon Memorial Healthcare, Inc.), 5.25%, 3/1/35	2,735,068
		$64,652,341
Housing — 3.6%
4,000	Charter Mac Equity Trust, TN, 6.00%, 4/30/19	4,372,360
2,500	Florida Capital Projects Finance Authority, Student Housing Revenue, (Florida University), Prerefunded to 8/15/10, 7.75%, 8/15/20	2,930,300
1,770	Jefferson County, MO, IDA, Multifamily, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	1,782,549
470	Jefferson County, MO, IDA, Multifamily, (Riverview Bend Apartments), (AMT), 7.125%, 11/1/29	470,451
3,775	Maricopa County, AZ, IDA, (National Health Facilities II), 6.375%, 1/1/19 (6)	2,925,550
1,500	Maricopa County, AZ, IDA, (National Health Facilities II), 6.625%, 7/1/33 (6)	1,067,340
2,320	Maricopa County, AZ, IDA, (National Health Facilities II), 8.00%, 1/1/34	1,516,932
5,000	Muni Mae Tax-Exempt Bond, LLC, (AMT), 6.875%, 6/30/49	5,435,000
3,125	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	3,142,281
1,395	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	1,332,197
860	Texas Student Housing Corp., (University of Northern Texas), 9.375%, 7/1/06	736,160
2,000	Texas Student Housing Corp., (University of Northern Texas), 11.00%, 7/1/31	1,862,860
		$27,573,980
Industrial Development Revenue — 16.0%
2,230	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 6.50%, 10/1/24	2,120,909
3,065	ABIA Development Corp., TX, (Austin Cargoport Development), (AMT), 9.25%, 10/1/21	3,423,758

$4,500	Alabama IDA, Solid Waste Disposal, (Pine City Fiber Co.), (AMT), 6.45%, 12/1/23	$4,665,105
9,095	Alliance Airport Authority, TX, (American Airlines, Inc.), (AMT), 7.50%, 12/1/29	6,869,544
2,150	Butler, AL, Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	2,170,855
2,000	Camden County, NJ, (Holt Hauling), (AMT), 9.875%, 1/1/21 (6)	259,800
3,900	Carbon County, UT, (Laidlaw Environmental Services, Inc.), (AMT), 7.45%, 7/1/17	4,133,805
12,480	Denver, CO, City and County Special Facilities, (United Airlines), (AMT), 6.875%, 10/1/32 (6)	11,445,533
8,085	Effingham County, GA, Solid Waste Disposal, (Fort James), (AMT), 5.625%, 7/1/18	8,085,243
450	Florence County, SC, (Stone Container), 7.375%, 2/1/07	451,652
2,700	Hancock County, KY, (Southwire Co.), (AMT), 7.75%, 7/1/25	2,716,065
4,000	Hardeman County, TN, (Correctional Facilities Corp.), 7.75%, 8/1/17	4,148,680
5,200	Houston, TX, Airport System, (Continental Airlines), (AMT), 6.75%, 7/1/29	4,491,604
2,500	Illinois Finance Authority, Solid Waste Disposal, (Waste Management, Inc.), 5.05%, 8/1/29	2,473,200
3,785	Kansas City, MO, IDA, (Airline Cargo Facilities), (AMT), 8.50%, 1/1/17	3,902,714
2,730	Maryland EDA, (AFCO Cargo), (AMT), 6.50%, 7/1/24	2,610,508
590	Maryland EDA, (Air Cargo), (AMT), 7.34%, 7/1/24	604,815
1,300	Michigan Strategic Fund, (S.D. Warren), (AMT), 7.375%, 1/15/22	1,343,069
3,400	Morgantown, KY, Solid Waste Revenue, (IMCO Recycling, Inc.), (AMT), 7.45%, 5/1/22	3,369,808
265	New Albany, IN, IDA, (K-Mart), 7.40%, 6/1/06	264,292
13,000	New Jersey EDA, (Continental Airlines), (AMT), 6.25%, 9/15/29	10,545,080
3,000	New Jersey EDA, (Continental Airlines), (AMT), 6.40%, 9/15/23	2,536,020
4,000	New Jersey EDA, (Holt Hauling), (AMT), 7.90%, 3/1/27 (6)	3,842,400
500	New Jersey EDA, (Holt Hauling), (AMT), 8.95%, 12/15/18 (6)	395,100
5,995	New York City, NY, IDA, (American Airlines, Inc.), (AMT), 8.50%, 8/1/28	6,077,251
13,650	Ohio Environmental Facilities, (Ford Motor Co.), (AMT), 5.75%, 4/1/35	12,135,396
8,200	Phoenix, AZ, IDA, (America West Airlines, Inc.), (AMT), 6.25%, 6/1/19	6,511,292
7,565	Puerto Rico Port Authority, (American Airlines), (AMT), 6.25%, 6/1/26	5,248,900
825	Puerto Rico Port Authority, (American Airlines), (AMT), 6.30%, 6/1/23	589,611
3,000	Rumford, ME, Solid Waste Disposal, (Boise Cascade Corp.), (AMT), 6.875%, 10/1/26	3,200,610
		$120,632,619

Insured-Electric Utilities — 3.9%
$5,700	Jacksonville Electric Authority, FL, Electric System, (FSA), 4.75%, 10/1/33	$5,722,287
12,890	Jacksonville Electric Authority, FL, Electric System, (FSA), 4.75%, 10/1/39	12,921,581
4,730	Maricopa County, AZ, Pollution Control Corp., (El Paso Electric Co.), (FGIC), 4.80%, 8/1/40	4,730,851
3,600	Memphis, TN, Electric System, (MBIA), Variable Rate, 10.969%, 12/1/17 (1)(2)	4,407,480
1,500	Puerto Rico Electric Power Authority, RITES, (FSA), Variable Rate, 9.024%, 7/1/29 (1)(2)	1,800,555
		$29,582,754
Insured-Escrowed / Prerefunded — 0.3%
2,000	New Jersey Turnpike Authority, RITES, (MBIA), Prerefunded to 1/1/10, Variable Rate, 9.705%, 1/1/30 (1)(2)	2,481,720
		$2,481,720
Insured-General Obligations — 2.2%
3,865	California, (AMBAC), 4.25%, 3/1/27	3,604,460
1,700	California, (AMBAC), 4.50%, 5/1/28	1,649,646
1,000	California, Residual Certificates, (AMBAC), Variable Rate, 12.275%, 10/1/30 (1)(2)	1,225,960
1,520	California, RITES, (AMBAC), Variable Rate, 8.176%, 2/1/28 (1)(2)	1,881,745
1,580	Mississippi, (FSA), Variable Rate, 9.845%, 11/1/21 (1)(2)	2,088,349
4,900	Puerto Rico, (FSA), Variable Rate, 7.739%, 7/1/27 (1)(2)	5,830,314
		$16,280,474
Insured-Hospital — 0.4%
2,415	California Statewide Communities Development Authority, (Sutter Health), (FSA), Variable Rate, 11.433%, 8/15/27 (1)(2)	3,022,276
		$3,022,276
Insured-Housing — 1.0%
5,875	Virginia Housing Development Authority, (MBIA), 5.375%, 7/1/36	6,014,120
1,315	Virginia Housing Development Authority, (MBIA), Variable Rate, 9.431%, 7/1/36 (1)(2)	1,408,418
		$7,422,538
Insured-Miscellaneous — 0.9%
10,510	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/26	3,605,771
10,000	Harris County-Houston, TX, Sports Authority, (MBIA), 0.00%, 11/15/28	3,050,700
		$6,656,471

Insured-Transportation — 5.4%
$2,250	Central, TX, Regional Mobility Authority, (FGIC), 5.00%, 1/1/45	$2,278,755
1,665	Dallas-Fort Worth, TX, International Airport Facility Improvements Corp., DRIVERS, (FSA), Variable Rate, 10.322%, 11/1/18 (1)(2)	2,016,531
15,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/33	3,344,550
20,000	E-470 Public Highway Authority, CO, (MBIA), 0.00%, 9/1/34	4,214,800
2,985	Monroe County, NY, Airport Authority, (MBIA), DRIVERS, (AMT), Variable Rate, 8.626%, 1/1/18 (1)(3)	3,726,146
3,155	North Texas Tollway Authority, (FSA), 4.50%, 1/1/38	2,973,430
11,500	Port Authority of New York and New Jersey, (CIFG), (AMT), 4.50%, 9/1/35	10,812,875
2,400	Puerto Rico Highway and Transportation Authority, (AGC), 5.00%, 7/1/45	2,401,656
3,000	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 9.175%, 7/1/32 (1)(2)	3,258,750
20,000	Texas State Turnpike Authority, (AMBAC), 0.00%, 8/15/30	5,767,200
		$40,794,693
Insured-Water and Sewer — 1.4%
2,550	Connecticut Development Authority, Aquarion Water, RITES, (XLCA), (AMT), Variable Rate, 11.063%, 7/1/38 (1)(2)	2,585,904
5,000	Jacksonville Electric Authority, FL, Water and Sewer System, (MBIA), 4.75%, 10/1/30	5,001,600
10,000	Rahway Valley, NJ, Sewerage Authority, (MBIA), 0.00%, 9/1/29	3,044,200
		$10,631,704
Nursing Home — 2.7%
2,850	Clovis, NM, IDR, (Retirement Ranches, Inc.), 7.75%, 4/1/19	2,967,335
2,300	Colorado HFA, (Volunteers of America), 5.75%, 7/1/20	2,316,606
3,600	Colorado HFA, (Volunteers of America), 5.875%, 7/1/28	3,628,080
1,100	Colorado HFA, (Volunteers of America), 6.00%, 7/1/29	1,113,827
2,500	Massachusetts IFA, (Age Institute of Massachusetts), 8.05%, 11/1/25	2,542,425
1,170	Mississippi Business Finance Corp., (Magnolia Healthcare), 7.99%, 7/1/25	967,017
3,055	Westmoreland, PA, (Highland Health Systems, Inc.), 9.25%, 6/1/22	3,056,497
3,685	Wisconsin HEFA, (Wisconsin Illinois Senior Housing), 7.00%, 8/1/29	3,621,692
		$20,213,479
Other Revenue — 12.3%
5,895	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 8.25%, 10/1/14	6,330,641
1,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 9.25%, 10/1/20	1,092,120

$3,000	California Statewide Communities Development Authority, (East Valley Tourist Development Authority), 11.00%, 10/1/20	$3,057,420
6,355	Central Falls, RI, Detention Facility Revenue, 7.25%, 7/15/35	6,607,484
45,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	2,770,200
38,300	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	1,273,475
10,125	Golden Tobacco Securitization Corp., CA, 4.625%, 6/1/45	9,564,176
5,000	Golden Tobacco Securitization Corp., CA, 5.00%, 6/1/45	5,016,800
5,375	Golden Tobacco Securitization Corp., CA, 5.50%, 6/1/33	5,987,696
2,295	Golden Tobacco Securitization Corp., CA, 6.625%, 6/1/40	2,591,927
9,125	Golden Tobacco Securitization Corp., CA, Variable Rate, 7.226%, 6/1/33 (1)(3)	11,205,226
3,300	Golden Tobacco Securitization Corp., CA, Variable Rate, 7.821%, 6/1/38 (1)(3)(7)	4,055,634
4,940	Mohegan Tribe Indians, CT, Gaming Authority, 6.25%, 1/1/31	5,289,752
2,037	Pueblo of Santa Ana, NM, 15.00%, 4/1/24	2,062,320
1,200	Puerto Rico Infrastructure Financing Authority, Variable Rate, 15.865%, 10/1/32 (1)(2)	1,715,856
1,900	Sandoval County, NM, (Santa Ana Pueblo), 7.75%, 7/1/15	1,963,194
2,296	Santa Fe, NM, (1st Interstate Plaza), 8.00%, 7/1/13	2,316,094
13,345	Tobacco Settlement Financing Corp., NJ, 6.75%, 6/1/39	15,223,309
3,525	Tobacco Settlement Financing Corp., NJ, Variable Rate, 10.261%, 6/1/39 (1)(3)(7)	4,517,288
		$92,640,612
Senior Living / Life Care — 7.6%
7,655	Albuquerque, NM, Retirement Facilities, (La Vida Liena Retirement Center), 6.60%, 12/15/28	7,832,137
2,500	Arizona Health Facilities Authority, (Care Institute, Inc.-Mesa), 7.625%, 1/1/26 (8)	2,001,375
3,000	Cliff House Trust, PA, (AMT), 6.625%, 6/1/27	1,502,520
8,300	Colorado Health Facilities Authority, (Covenant Retirement Communities, Inc.), 5.00%, 12/1/35	8,097,812
3,500	Delaware County, PA, (White Horse Village), 7.30%, 7/1/14	3,605,945
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/13	413,410
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/13	392,590
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/14	372,820
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/14	354,070
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/15	336,260
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/15	319,350
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/16	303,320
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/16	288,060
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/17	273,600
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/17	259,860
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/18	246,830
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/18	234,410
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 1/1/19	222,660
1,000	Glen Cove, NY, IDA, (The Regency at Glen Cove), 0.00%, 7/1/19	211,460

$1,830	Grove City, PA, Area Hospital Authority, (Grove Manor), 6.625%, 8/15/29	$1,915,717
3,395	Illinois Development Finance Authority, (Care Institute, Inc.-Illinois), 7.80%, 6/1/25	3,475,428
7,500	Kansas City, MO, IDA, (Kingswood United Methodist Manor), 5.875%, 11/15/29	6,933,525
5,105	Massachusetts IFA, (Forge Hill), (AMT), 6.75%, 4/1/30	5,135,477
6,470	Minneapolis, MN, (Walker Methodist Senior Services), 6.00%, 11/15/28	6,160,152
500	North Carolina Medical Care Commission Retirement (United Methodist), 5.25%, 10/1/24	508,875
1,600	North Carolina Medical Care Commission Retirement (United Methodist), 5.50%, 10/1/32	1,635,504
5,205	North Miami, FL, Health Care Facilities, (Imperial Club), 8.00%, 1/1/33	4,448,089
		$57,481,256
Special Tax Revenue — 4.8%
2,240	Bell Mountain Ranch, CO, Metropolitan District, 6.625%, 11/15/25	2,283,165
3,355	Bell Mountain Ranch, CO, Metropolitan District, 7.375%, 11/15/19	3,575,390
500	Bridgeville, DE, (Heritage Shores Special Development District), 5.125%, 7/1/35	493,950
6,250	Bridgeville, DE, (Heritage Shores Special Development District), 5.45%, 7/1/35	6,190,500
2,350	Concorde Estates Community Development, FL, 5.85%, 5/1/35	2,371,973
3,800	Cottonwood, CO, Water and Sanitation District, 7.75%, 12/1/20	3,939,954
2,325	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/24	2,415,582
2,500	New Jersey EDA, (Cigarette Tax), 5.50%, 6/15/31	2,573,300
2,000	New Jersey EDA, (Cigarette Tax), 5.75%, 6/15/29	2,103,180
4,000	Puerto Rico Infrastructure Financing Authority, 5.00%, 7/1/41	4,018,000
3,700	River Hall Community Development District, FL, Capital Improvement Revenue, 5.45%, 5/1/36	3,697,262
2,500	Southern Hills Plantation I Community Development District, FL, 5.80%, 5/1/35	2,544,825
		$36,207,081
Transportation — 5.6%
750	Augusta, GA, Airport Revenue, 5.15%, 1/1/35	753,210
920	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.00%, 5/1/21	966,405
1,375	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.125%, 5/1/31	1,445,950
400	Eagle County, CO, (Eagle County Airport Terminal), (AMT), 7.50%, 5/1/21	407,688
5,000	New Jersey Transportation Trust Fund Authority, Variable Rate, 7.05%, 6/15/17 (1)(3)	5,488,250

$4,500	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/35	$4,523,670
10,500	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/40	10,547,250
17,970	Puerto Rico Highway and Transportation Authority, 5.125%, 7/1/39	18,238,831
		$42,371,254
Utilities — 1.3%
9,500	New York Energy Research and Development Authority Gas, 4.70%, 2/1/24 (9)	9,476,250
		$9,476,250
Total Tax-Exempt Investments — 97.7% (identified cost $711,385,534)		$737,148,240
Other Assets, Less Liabilities — 2.3%		$17,110,773
Net Assets — 100.0%		$754,259,013

AGC	—	Assured Guaranty Corp.
AMBAC	—	AMBAC Financial Group, Inc.
AMT	—	Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
CIFG	—	CDC IXIS Financial Guaranty North America, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

At October 31, 2005, the concentration of the Fund’s investments in the various states, determined as a percentage of net assets, is as follows:

California	15.0%
Others, representing less than 10% individually	82.7%

The Fund invests primarily in debt securities issued by municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2005, 15.9% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.3% to 5.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $86,792,812 or 11.5% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(3)	Security has been issued as an inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(4)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.
(5)	Security (or a portion thereof) has been segregated to cover when-issued securities.
(6)	Defaulted bond.
(7)	Security is subject to a shortfall and forbearance agreement.
(8)	Security is in default and making only partial interest payments.
(9)	When-issued security.

A summary of financial statements at October 31, 2005 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date(s)	Contracts	Position	Cost	Value	Appreciation
12/05	1,830 U.S Treasury Bond	Short	$(214,731,284)	$(204,902,812)	$9,828,472

At October 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$710,345,276
Gross unrealized appreciation	$43,596,267
Gross unrealized depreciation	(16,793,303)
Net unrealized appreciation	$26,802,964

Eaton Vance Kansas Municipals Fund                                                                                        as of October 31, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 97.7%

Principal
Amount
(000’s omitted)	Security	Value
Escrowed / Prerefunded — 7.0%
$550	Kansas Highway Transportation Department, Prerefunded to 9/1/09, 5.25%, 9/1/19	$587,174
415	Labette County, SFMR, Escrowed to Maturity, 0.00%, 12/1/14	283,312
1,000	Saline County, SFMR, Escrowed to Maturity, 0.00%, 12/1/15	649,430
		$1,519,916
Hospital — 6.1%
250	Sedgwick County, Health Care Facility, (Catholic Care Center, Inc.), 5.875%, 11/15/31	258,550
500	University of Kansas Hospital Authority, 5.50%, 9/1/22	527,595
500	Wichita, (Christi Health Systems, Inc.), 6.25%, 11/15/24	538,360
		$1,324,505
Housing — 0.3%
75	Puerto Rico Housing Finance Corp., 7.50%, 4/1/22	76,831
		$76,831
Insured-Education — 3.6%
100	Kansas Development Finance Authority, (Kansas Board of Regents), (AMBAC), 5.00%, 4/1/14	107,416
550	Kansas Development Finance Authority, (Kansas State University-Athletic Facility), (AMBAC), 0.00%, 7/1/18	308,583
350	Washburn University, Topeka, (Living Learning Center), (AMBAC), 5.00%, 7/1/29	361,788
		$777,787
Insured-Electric Utilities — 11.7%
250	Augusta, Electric System, (AMBAC), 5.00%, 8/1/22	260,380
1,000	Burlington, PCR, (Kansas Gas & Electric Co.), (MBIA), 5.30%, 6/1/31	1,056,470
750	La Cygne, (Kansas City Power & Light Co.), (XLCA), 4.65%, 9/1/35	715,290
500	Wyandotte County & Kansas City Unified Government Utility System, (FSA), 5.00%, 9/1/28	518,580
		$2,550,720
Insured-Escrowed/Prerefunded — 16.1%
250	Butler and Sedgwick County, Unified School District #385, (FSA), Prerefunded to 9/1/09, 5.40%, 9/1/18	265,882
500	Chisholm Creek Utility Authority, Water and Wastewater, (Bel Aire & Park City), (MBIA), Prerefunded to 9/1/12, 5.25%, 9/1/20	545,065
250	Kansas Development Finance Authority, (7th and Harrison Project), (AMBAC), Prerefunded to 12/1/09, 5.75%, 12/1/27	272,532

1

$250	Pratt, Electric System, (AMBAC), Prerefunded to 5/1/10, 5.25%, 5/1/18	$268,480
525	Puerto Rico Infrastructure Financing Authority, (AMBAC), Prerefunded to 1/1/08, Variable Rate, 8.782%, 7/1/28 (1)(2)	598,694
230	Puerto Rico, (FGIC), Prerefunded to 7/1/12, Variable Rate, 9.169%, 7/1/32 (1)(2)	282,744
500	Sedgwick County, Unified School District #267, (AMBAC), Prerefunded to 11/1/09, 5.00%, 11/1/19	530,415
500	Washburn University, Topeka, (Living Learning Center), (AMBAC), Prerefunded to 7/1/09, 6.125%, 7/1/29	546,930
200	Wellington Electric, Waterworks, and Sewer Utilities System, (AMBAC), Prerefunded to 5/1/08, 5.20%, 5/1/23	209,450
		$3,520,192
Insured-General Obligations — 22.0%
250	Butler and Sedgwick County, Unified School District #385, (FGIC), 5.00%, 9/1/19	262,512
500	Butler County, Unified School District #490, (FSA), 5.00%, 9/1/23	524,320
200	Johnson County, Unified School District #231, (FGIC), 6.00%, 10/1/16	232,878
250	Johnson County, Unified School District #232, (FSA), 4.75%, 9/1/19	256,110
300	Johnson County, Unified School District #233, (FGIC), 5.50%, 9/1/17	337,998
1,000	Leavenworth County, Unified School District #464, (MBIA), 5.00%, 9/1/28	1,038,910
500	Lyon County, Unified School District #253, (FGIC), 4.75%, 9/1/21	511,240
80	Puerto Rico, (MBIA), Variable Rate, 10.675%, 7/1/20 (1)(2)	112,620
750	Scott County, Unified School District #466, (FGIC), 5.00%, 9/1/22	781,252
200	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/17	164,146
700	Sedgwick County, Unified School District #259, (FSA), 2.50%, 10/1/18	563,675
		$4,785,661
Insured-Hospital — 11.2%
250	Coffeyville, Public Building Commission Health Care Facility, (Coffeyville Regional Medical Center), (AMBAC), 5.00%, 8/1/22	257,630
250	Kansas Development Finance Authority, (Hays Medical Center, Inc.), (MBIA), 5.50%, 11/15/22	259,222
500	Kansas Development Finance Authority, (Sisters Of Charity - Leavenworth), (MBIA), 5.00%, 12/1/25	507,345

2

$500	Kansas Development Finance Authority, (St. Luke’s/Shawnee Mission), (MBIA), 5.375%, 11/15/26	$518,160
600	Kansas Development Finance Authority, (Stormont-Vail Healthcare), (MBIA), 5.375%, 11/15/24	643,200
250	Manhattan Hospital, (Mercy Health Center), (FSA), 5.20%, 8/15/26	258,403
		$2,443,960
Insured-Housing — 1.2%
250	Augusta Public Building Commission Revenue, (Cottonwood Point, Inc.), (MBIA), 5.25%, 4/1/22	266,185
		$266,185
Insured-Industrial Development Revenue — 1.2%
250	Wyandotte County & Kansas City Unified Government Utility System, (MBIA), 5.00%, 5/1/21	261,243
		$261,243
Insured-Lease Revenue / Certificates of Participation — 3.1%
500	Kansas Development Finance Authority, (Capital Restoration Parking Facility), (FSA), 5.00%, 10/1/21 (3)	522,985
120	Puerto Rico Public Finance Corp., (AMBAC), Variable Rate, 9.389%, 6/1/24 (1)(2)	153,126
		$676,111
Insured-Special Tax Revenue — 1.4%
280	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	92,982
150	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	31,283
1,250	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/45	174,288
		$298,553
Insured-Transportation — 5.9%
435	Kansas Turnpike Authority, (AMBAC), Variable Rate, 5.885%, 9/1/18 (1)(2)	404,820
750	Kansas Turnpike Authority, (FSA), 5.00%, 9/1/24	778,778
100	Puerto Rico Highway and Transportation Authority, (FSA), Variable Rate, 9.175%, 7/1/32 (1)(2)	108,625
		$1,292,223
Insured-Water and Sewer — 4.8%
500	Kansas Development Finance Authority, Public Water Supply, (AMBAC), 5.00%, 4/1/24	518,885
500	Topeka, Water Pollution Control Utility System, (FGIC), 5.40%, 8/1/31	527,060
		$1,045,945

3

Transportation — 1.1%
$250	Puerto Rico Highway and Transportation Authority, 5.00%, 7/1/42	$250,930
		$250,930
Water and Sewer — 1.0%
200	Kansas Development Finance Authority, 5.00%, 11/1/21	209,208
		$209,208
Total Tax-Exempt Investments — 97.7% (identified cost $20,301,405)		$21,299,970
Other Assets, Less Liabilities — 2.3%		$494,283
Net Assets — 100.0%		$21,794,253

AMBAC	—	AMBAC Financial Group, Inc.
FGIC	—	Financial Guaranty Insurance Company
FSA	—	Financial Security Assurance, Inc.
MBIA	—	Municipal Bond Insurance Association
XLCA	—	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kansas municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at October 31, 2005, 84.1% of the securities in the portfolio of investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 3.4% to 24.5% of total investments.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2005, the aggregate value of the securities is $1,660,629 or 7.6% of the Fund’s net assets.

(2)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at October 31, 2005.
(3)	Security (or a portion thereof) has been segregated to cover margin requirements on open financial futures contracts.

A summary of financial instruments at October 31, 2005 is as follows:

Futures Contracts

Expiration Date	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
12/05	75 U.S. Treasury Bond	Short	$(8,772,923)	$(8,397,656)	$375,267

At October 31, 2005, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

4

The cost and unrealized appreciation (depreciation) in value of the investments owned at October 31, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$20,234,207
Gross unrealized appreciation	$1,173,658
Gross unrealized depreciation	(107,895)
Net unrealized appreciation	$1,065,763

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Municipals Trust II

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	December 20, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson
Cynthia J. Clemson
President and Principal Executive Officer
Date:	December 20, 2005
By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer and Principal Financial Officer
Date:	December 20, 2005